Consolidated Statements of Changes In Shareholders' Deficit ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	Common Stock [Member] Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	Common Stock [Member] Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)	Treasury Stock, Common [Member] CNY (¥) shares	Treasury Stock, Common [Member] Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	Treasury Stock, Common [Member] Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	Treasury Stock, Common [Member] Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	Retained Earnings [Member] Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	Retained Earnings [Member] Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)	USD ($) shares	CNY (¥) shares	Series A Convertible Redeemable Preferred Stock [Member] CNY (¥)	Series B Convertible Redeemable Preferred Stock [Member] CNY (¥)	Series C Convertible Redeemable Preferred Stock [Member] CNY (¥)
Balance at Dec. 31, 2021	¥ 50				¥ 4,979,353				¥ (142,229)				¥ 129,010				¥ (7,355,740)					¥ (2,389,556)
Balance, shares at Dec. 31, 2021 | shares	71,308,085
Balance, shares at Dec. 31, 2021 | shares									4,441,353
Share-based compensation expense (Note 15)					70,105																	70,105
Accretion on convertible redeemable preferred shares of a subsidiary																		¥ (15,947)	¥ (24,918)	¥ (83,812)			¥ (15,947)	¥ (24,918)	¥ (83,812)
Exercise of share options
Exercise of share options, shares | shares	355,745								(355,745)												355,745	355,745
Net loss																	(914,767)					¥ (914,767)
Foreign currency translation													(231,844)									(231,844)
Exercise of share options
Balance at Dec. 31, 2022	¥ 50				5,049,458				¥ (142,229)				(102,834)				(8,395,184)					(3,590,739)
Balance, shares at Dec. 31, 2022 | shares	71,663,830
Balance, shares at Dec. 31, 2022 | shares									4,085,608
Share-based compensation expense (Note 15)					37,308																	37,308
Accretion on convertible redeemable preferred shares of a subsidiary																		(18,370)	(28,736)	(96,870)			(18,370)	(28,736)	(96,870)
Exercise of share options
Net loss																	(185,313)					(185,313)
Foreign currency translation													(54,668)									(54,668)
Exercise of share options
Balance at Dec. 31, 2023	¥ 50				5,086,766				¥ (142,229)				(157,502)				(8,724,473)					¥ (3,937,388)
Balance, shares at Dec. 31, 2023 | shares	71,663,830
Balance, shares at Dec. 31, 2023 | shares									4,085,608												4,085,608	4,085,608
Share-based compensation expense (Note 15)					6,849																	¥ 6,849
Accretion on convertible redeemable preferred shares of a subsidiary																		¥ (21,856)	¥ (32,058)	¥ (108,162)			¥ (21,856)	¥ (32,058)	¥ (108,162)
Exercise of share options
Net loss																	(167,530)				$ (22,951)	(167,530)
Foreign currency translation													(54,865)									(54,865)
Exercise of share options
Balance at Dec. 31, 2024	¥ 50				¥ 5,093,615				¥ (142,229)				¥ (212,367)				¥ (9,054,079)				$ (591,154)	¥ (4,315,010)
Balance, shares at Dec. 31, 2024 | shares	71,663,830
Balance, shares at Dec. 31, 2024 | shares									4,085,608												4,085,608	4,085,608